Intangible Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of intangible assets and goodwill [text block] [Abstract]
Acquired intangible assets cost	£ 4.8	£ 0.7
Goodwill and other intangible assets	£ 128.2